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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 28-12168
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois     May 14, 2008
   -------------------------------   -------------------   --------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   17
                                        --------------------

Form 13F Information Table Value Total:              334,203
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------------- ------------ --------- -------- ---------------------- ------------ ---------- -----------------------
                                  TITLE               VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER            OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED    NONE
----------------------------- ------------ --------- -------- --------- ----- ------ ------------ ---------- ------ --------  ------
AMERICAN EAGLE OUTFITTERS NEW      COM     02553E106    8,492   485,000  SH             OTHER         *               485,000

BIOSANTE PHARMACEUTICALS INC     COM NEW   09065V203    2,155   472,524  SH             OTHER         *               472,524

CPI CORP                           COM     125902106    8,715   504,637  SH             OTHER         *               504,637

BLOCK H & R INC                    COM     093671105   29,706 1,430,911  SH             OTHER         *             1,430,911

HOME DEPOT INC                     COM     437076102   12,670   453,000  SH             OTHER         *               453,000

HURON CONSULTING GROUP INC         COM     447462102   11,339   272,900  SH             OTHER         *               272,900

KRAFT FOODS INC                   CL A     50075N104   46,039 1,484,650  SH             OTHER         *             1,484,650

KRAFT FOODS INC                   CALL     50075N104   43,926 1,416,500  SH    CALL     OTHER         *             1,416,500

LANCE INC                          COM     514606102   31,633 1,613,953  SH             OTHER         *             1,613,953

MAXIMUS INC                        COM     577933104   13,176   358,920  SH             OTHER         *               358,920

MCGRAW HILL COS INC                COM     580645109   14,980   405,423  SH             OTHER         *               405,423

MICROSOFT CORP                     COM     594918104    9,848   347,000  SH             OTHER         *               347,000

MOHAWK INDS INC                    COM     608190104   56,909   794,705  SH             OTHER         *               794,705

SANDERSON FARMS INC                COM     800013104    9,022   237,352  SH             OTHER         *               237,352

SIMPSON MANUFACTURING CO INC       COM     829073105   10,939   402,459  SH             OTHER         *               402,459

TARGET CORP                        COM     87612E106    1,748    34,500  SH             OTHER         *                34,500

TREEHOUSE FOODS INC                COM     89469A104   22,906 1,002,000  SH             OTHER         *             1,002,000

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.